Goodwill (Change in Goodwill) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Balance, January 1	$ 5,871	$ 6,012
Change in FX rate	504	(141)
Impairment charges	(214)	0
Classified as assets held for sale	(303)	0
Balance, December 31	$ 5,858	$ 5,871